UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22504

CLARK FORK TRUST

(Exact name of registrant as specified in charter)

218 East Front Street, Suite 205

Missoula, Montana 59802

(Address of principal executive offices)

 (Zip code)

Capitol Services, Inc.

615 South DuPont Highway

Dover, DE 19901

(Name and address of agent for service)

Registrant's telephone number, including area code: 406-541-0130

Date of fiscal year end: May 31

Date of reporting period: June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Tarkio Fund

AGILENT TECHNOLOGIES

Ticker Symbol:A	Cusip Number:00846U-101
Record Date: 1/22/2013	Meeting Date: 3/20/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	election of Director Paul N. Clark	For	Issuer	For	With
2	Election of Director James G. Cullen	For	Issuer	For	With
3	Election of Director Tadataka Yamada M.D.	For	Issuer	For	With
4	Ratify appointment of auditor	For	Issuer	For	With
5	Approve executive compensation	For	Issuer	For	With
6	Repeal classified board structure	Against	Issuer	Against	With

AMERICAN WOODMARK CORPORATION

Ticker Symbol:AMWD	Cusip Number:030506-109
Record Date: 6/18/2012	Meeting Date: 8/23/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Ratify appointment of accounting firm	For	Issuer	For	With

BANK OF AMERICA

Ticker Symbol:BAC	Cusip Number:060505-104
Record Date: 3/13/2013	Meeting Date: 5/8/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Executive Compensation	For	Issuer	For	With
3	Ratification of appointment of accounting firm	For	Issuer	For	With
4	Report on political contributions	Against	Issuer	Against	With
5	Proxy Access	Against	Issuer	Against	With
6	Multiple Board Service	Against	Issuer	Against	With
7	Political Contributions	Against	Issuer	Against	With
8	Mortgage Servicing	Against	Issuer	Against	With

BERKSHIRE HATHAWAY

Ticker Symbol:BRK	Cusip Number:084670-702
Record Date: 3/6/2013	Meeting Date: 5/4/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Proposal regarding greenhouse gas and other air emissions	Against	Issuer	Against	With

CAMPBELL SOUP COMPANY

Ticker Symbol:CPB	Cusip Number:134429-109
Record Date: 9/17/2012	Meeting Date: 11/14/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Elections	For	Issuer	For	With
2	Ratify Appointment of Public Accounting Firm	For	Issuer	For	With
3	Vote on Executive Compensation	For	Issuer	For	With

CERNER CORPORATION

Ticker Symbol:CERN	Cusip Number:156782-104
Record Date: 4/5/2013	Meeting Date: 5/24/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Ratification of appointment of public accounting firm	For	Issuer	For	With
3	Approval of compensation of executive officers	For	Issuer	For	With
4	Amendment to the second restated certificate of incorporation repealing classification of board of directors	For	Issuer	For	With
5	Amendment to our second restated certificate of incorporation increasing the number of authorized shares of common stock	For	Issuer	For	With

CIENA

Ticker Symbol:CIEN	Cusip Number:171779-309
Record Date: 1/22/2013	Meeting Date: 3/20/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Doard of Directors	For	Issuer	For	With
2	Ratification of Auditor	For	Issuer	For	With
3	Vote on Executive Compensation	For	Issuer	For	With

COCA-COLA

Ticker Symbol:KO	Cusip Number:191216-100
Record Date: 2/25/2013	Meeting Date: 4/24/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Ratification of appointment of auditor	For	Issuer	For	With
3	Approve executive compensation	For	Issuer	For	With
4	permit shareholders to call special meetings	For	Issuer	For	With
5	Proposal regarding a board committee on human rights	Against	Issuer	Against	With

COCA-COLA

Ticker Symbol:KO	Cusip Number:191216-100
Record Date: 5/21/2012	Meeting Date: 7/10/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Amend Corp Certificate to increase authorized common stock via stock split	For	Issuer	For	With

COGNEX

Ticker Symbol:CGNX	Cusip Number:192422-103
Record Date: 3/1/2013	Meeting Date: 4/25/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Approve compensation of executive officers	For	Issuer	For	With
3	Ratify selection of accounting firm	For	Issuer	For	With

CORNING

Ticker Symbol:GLW	Cusip Number:219350-105
Record Date: 2/25/2013	Meeting Date: 4/25/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Executive Compensation Approval	For	Issuer	For	With
3	Ratify Appointment of Public Accounting Firm (Auditor)	For	Issuer	For	With

COSTCO

Ticker Symbol:COST	Cusip Number:22160K-105
Record Date: 11/23/2012	Meeting Date: 1/24/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Selection of Auditors	For	Issuer	For	With
3	Executive Compensation	For	Issuer	For	With
4	Shareholder Proposal - Board of Directors	Against	Issuer	Against	With

EXPEDITOR'S INTERNATIONAL

Ticker Symbol:EXPD	Cusip Number:302130-109
Record Date: 3/7/2013	Meeting Date: 5/1/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Compensation of Executive officers	For	Issuer	For	With
3	Ratify adoption of 2013 stock option plan	For	Issuer	For	With
4	Ratify appointment of public accounting firm	For	Issuer	For	With
5	Proposal requiring executives to retain significant stock	Against	Issuer	Against	With

FINISAR

Ticker Symbol:FNSR	Cusip Number:31787A-507
Record Date: 10/10/2012	Meeting Date: 12/3/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify appointment of public accountant	For	Issuer	For	With
3	Executive compensation	For	Issuer	For	With

GENTEX

Ticker Symbol:GNTX	Cusip Number:371901-109
Record Date: 3/22/2013	Meeting Date: 5/16/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Proposal requesting a sustainability report	Against	Issuer	Against	With
3	Proposal requesting Chairman be independent	Against	Issuer	Against	With
4	Ratify appointment of auditor	For	Issuer	For	With
5	Approve executive compensation	For	Issuer	For	With
6	Approve employee stock purchase plan	For	Issuer	For	With

HERMAN MILLER

Ticker Symbol:MLHR	Cusip Number:600544-100
Record Date: 8/10/2012	Meeting Date: 10/8/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Election	For	Issuer	For	With
2	Ratify appointment of Auditor	For	Issuer	For	With
3	Approve executive compensation	For	Issuer	For	With

INTERFACE

Ticker Symbol:TILE	Cusip Number:458665-304
Record Date: 3/8/2013	Meeting Date: 5/13/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Approval of executive compensation	For	Issuer	For	With
3	Ratification of auditor	For	Issuer	For	With

J. C. PENNEY

Ticker Symbol:JCP	Cusip Number:708160-106
Record Date: 3/18/2013	Meeting Date: 5/17/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Ratify Appointment of auditor	For	Issuer	For	With
3	Vote on executive compensation	For	Issuer	For	With

JDS UNIPHASE

Ticker Symbol:JDSU	Cusip Number:46612J-507
Record Date: 9/17/2012	Meeting Date: 11/14/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Director	For	Issuer	For	With
1B	Election of Director	For	Issuer	For	With
2	Ratify Appointment of Auditor	For	Issuer	For	With
3	Executive Compensation	For	Issuer	For	With
4	Eliminate Classified Structure of the Board of Directors	For	Issuer	For	With
5	Approve Ammended and Restated 2003 Equity Incentive Plan	For	Issuer	For	With

NATIONAL INSTRUMENTS

Ticker Symbol:NATI	Cusip Number:636518-102
Record Date: 3/15/2013	Meeting Date: 5/14/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Proposal to increase number of shares	For	Issuer	For	With
3	Ratify appointment of accounting firm	For	Issuer	For	With

NUCOR

Ticker Symbol:NUE	Cusip Number:670346-105
Record Date: 3/11/2013	Meeting Date: 5/9/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Ratification of appointment of accounting firm	For	Issuer	For	With
3	Approval of incentive plan	For	Issuer	For	With
4	Approval of restated certificate of incorporation	For	Issuer	For	With
5	Approval to reduce the supermajority voting thresholds	For	Issuer	For	With
6	Stockholder approval regarding majority vote	Against	Issuer	Against	With
7	Stockholder proposal regarding report on lobbying activities	Against	Issuer	Against	With

ROGERS CORPORATION

Ticker Symbol:ROG	Cusip Number:775133-101
Record Date: 3/5/2013	Meeting Date: 5/3/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Vote on Executive Pay	For	Issuer	For	With
3	Ratify appointment of Accountant	For	Issuer	For	With

SEI INVESTMENTS

Ticker Symbol:SEIC	Cusip Number:784117-103
Record Date: 3/22/2013	Meeting Date: 5/22/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Approve compensation of executive officers	For	Issuer	For	With
3	Ratify appointment of public accountant	For	Issuer	For	With

ST. JOE

Ticker Symbol:JOE	Cusip Number:790148-100
Record Date: 3/15/2013	Meeting Date: 5/16/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Ratification of the appointment of accounting firm	For	Issuer	For	With
3	Approval of the compensation of executive officers	For	Issuer	For	With

TEREX

Ticker Symbol:TEX	Cusip Number:880779-103
Record Date: 3/15/2013	Meeting Date: 5/9/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify selection of public accounting firm	For	Issuer	For	With
3	Amendment to omnibus incentive plan	For	Issuer	For	With
4	Amendment to the deferred compensation plan	For	Issuer	For	With
5	Approve compensation of the executive officers	For	Issuer	For	With

TOTAL SYSTEM SERVICES

Ticker Symbol:TSS	Cusip Number:891906-109
Record Date: 2/20/2013	Meeting Date: 4/30/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Ratification of the appointment of Auditor	For	Issuer	For	With
3	Approval of executive compensation	For	Issuer	For	With

VALSPAR

Ticker Symbol:VAL	Cusip Number:920355-104
Record Date: 12/27/2012	Meeting Date: 2/21/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Election	For	Issuer	For	With
2	Executive Compensation	For	Issuer	For	With
3	Ratify Appointment of Public Accounting Firm	For	Issuer	For	With

W.R. BERKLEY

Ticker Symbol:WRB	Cusip Number:084423-102
Record Date: 3/26/2013	Meeting Date: 5/21/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Approving compensation of executive officers	For	Issuer	For	With
3	Ratify appointment of public accounting firm	For	Issuer	For	With

WHOLE FOODS MARKET

Ticker Symbol:WFM	Cusip Number:966837-106
Record Date: 1/15/2013	Meeting Date: 3/15/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Board of Directors	For	Issuer	For	With
2	Ratify Appointment of Auditor	For	Issuer	For	With
3	Conduct Advisor Vote to Approve Compensation of Executive Officers	For	Issuer	For	With
4	Ratify 2009 stock incentive plan	For	Issuer	For	With
5	Shareholder proposal re: post-consumer product packaging	Against	Issuer	Against	With
6	Shareholder proposal to require independent chairman of the board	Against	Issuer	Against	With

WSFS FINANCIAL

Ticker Symbol:WSFS	Cusip Number:929328-102
Record Date: 3/7/2013	Meeting Date: 4/25/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Ratification of appointment of public accounting firm	For	Issuer	For	With
3	Approval of incentive plan	For	Issuer	For	With
4	Approval of non-plan stock option agreement	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Clark Fork Trust

By /s/Russell T. Piazza

* Russell T. Piazza

Chairman of the Board, Principal Executive Officer

Date: August 9, 2013

*Print the name and title of each signing officer under his or her signature.